Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,	As of June 30,
	2024	2025
		(unaudited)
Accrued payroll and welfare	$30	$210
Other tax payable	4	4
Accrued staff disbursement	—	33
Other current liabilities	316	315
Total	$350	$562